Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents [Abstract]
Retention amounts	$ 2,186	$ 0
Total Current Restricted Cash	2,186	0
Cash Collateral	5,190	0
Blocked bank deposits	637	0
Total Non - Current Restricted Cash	5,827	0
Total Current and Non - Current Restricted Cash	$ 8,013	$ 0